FORM N-23C-1
                                   STATEMENT BY REGISTERED CLOSED-END
                         INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                    SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH


REPORT FOR CALENDAR MONTH ENDING: April 1997
NAME OF REGISTERED CLOSED-END INVESTMENT COMPANY:  Putnam Master Intermediate
Income Trust


Date of      Identification   Number of   Price Per   Approximate Asset Value    Name of Seller or
Each         of Security      Shares      Share       or Approximate Asset       of Seller's Broker
Transaction                   Purchased               Coverage per Share at
                                                      Time of Purchase

4/9/97       746909100        12,800      7.50        8.43                       Smith Barney

                                                      PUTNAM MASTER INTERMEDIATE
INCOME TRUST
                                                      Name of Registrant

                                                      By: /s/ Charles E. Porter
                                                      Title: Executive Vice
President
                                                      Date: April 30, 1997